Share-based compensation - Summary of Restricted Shares Activities (Detail) - Restricted shares - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2010 Plan
Number of restricted shares
Unvested at beginning of period	5,184,500	6,652,040	1,272,150
Granted		800,000	6,750,520
Vested	(965,500)	(1,296,540)	(267,630)
Forfeited	(2,959,000)	(971,000)	(1,103,000)
Unvested at end of period	1,260,000	5,184,500	6,652,040	1,272,150
Vested and expected to vest	1,071,000	4,406,825	5,654,234	1,081,327
Weighted-Average Grant-Date Fair Value
Weighted-Average Grant Date Fair Value, Granted		$ 0.81	$ 2.32
2013 Plan
Number of restricted shares
Unvested at beginning of period		34,175	587,760
Vested		(27,475)	(525,140)
Forfeited		(6,700)	(28,445)
Unvested at end of period	34,175		34,175	587,760
Vested and expected to vest			29,049
2014 Plan
Number of restricted shares
Unvested at beginning of period	1,321,200	3,476,650	5,806,350
Vested	(228,200)	(1,318,450)	(2,086,450)
Forfeited	(1,067,000)	(837,000)	(243,250)
Unvested at end of period	26,000	1,321,200	3,476,650	5,806,350
Vested and expected to vest	22,100	1,123,020	2,955,153